Deferred tax assets and liabilities (Details 2) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Unremitted earnings retained by consolidated entities for reinvestment	$ 32	$ 29